CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue	$ 344,638	$ 327,516	$ 297,610
Cost of revenue	166,566	156,577	145,091
Gross profit	178,072	170,939	152,519
Operating expenses:
Research and development	69,413	68,065	71,577
Sales and marketing	83,100	86,389	88,441
General and administrative	59,594	64,337	69,350
Total operating expenses	212,107	218,791	229,368
Operating profit (loss)	(34,035)	(47,852)	(76,849)
Interest income (expense), net	13,465	20,167	22,775
Other income (expense), net	(637)	(818)	837
Profit (loss) before income taxes	(21,207)	(28,503)	(53,237)
Provision for (benefit from) income taxes	6,358	6,419	5,798
Net profit (loss)	$ (27,565)	$ (34,922)	$ (59,035)
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, basic (in shares)	157,460,699	170,907,159	176,773,398
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, diluted (in shares)	157,460,699		176,773,398
Common Class A
Operating expenses:
Net profit (loss) per share attributable to ordinary shareholders, basic (in dollars per share)	$ (0.18)	$ (0.20)	$ (0.33)
Net profit (loss) per share attributable to ordinary shareholders, diluted (in dollars per share)	$ (0.18)	$ (0.20)	$ (0.33)
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, diluted (in shares)	111,049,902	121,867,011	115,005,250
Common Class B
Operating expenses:
Net profit (loss) per share attributable to ordinary shareholders, basic (in dollars per share)	$ (0.18)	$ (0.20)	$ (0.33)
Net profit (loss) per share attributable to ordinary shareholders, diluted (in dollars per share)	$ (0.18)	$ (0.20)	$ (0.33)
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, diluted (in shares)	46,410,797	49,040,148	61,768,148